UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)           (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:                (212) 632-6000

Date of fiscal year end:                12/31

Date of reporting period:              3/31/2007

FORM N-Q

Item 1.                Schedule of Investments.

Lazard Retirement Series, Inc.
Portfolios of Investments
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard Retirement Equity Portfolio

Common Stocks—99.6%

Alcohol & Tobacco—3.0%
Altria Group, Inc.	1,230	$108,006
Constellation Brands, Inc., Class
A (a)	2,900	61,422
		169,428
Banking—5.8%
Bank of America Corp.	2,796	142,652
National City Corp.	1,600	59,600
The Bank of New York Co., Inc.	2,235	90,629
Washington Mutual, Inc.	910	36,746
		329,627
Building & Construction—1.9%
Masco Corp.	2,000	54,800
USG Corp. (a)	1,080	50,414
		105,214
Chemicals—2.5%
Du Pont (E.I.) de Nemours & Co.	845	41,768
The Dow Chemical Co.	2,110	96,765
		138,533
Commercial Services—4.3%
DST Systems, Inc. (a)	560	42,112
First Data Corp.	4,600	123,740
Idearc, Inc.	2,140	75,114
		240,966
Computer Software—7.2%
Microsoft Corp.	10,305	287,200
Oracle Corp. (a)	6,635	120,293
		407,493
Consumer Products—2.0%
Fortune Brands, Inc.	690	54,386
The Stanley Works	1,010	55,913
		110,299
Drugs—6.7%
Barr Pharmaceuticals, Inc. (a)	1,160	53,766
Biogen Idec, Inc. (a)	1,410	62,576
Pfizer, Inc.	3,955	99,903
Sepracor, Inc. (a)	1,100	51,293
Wyeth	2,250	112,568
		380,106
Energy Integrated—8.0%
Arch Coal, Inc.	2,500	76,725
Chevron Corp.	1,620	119,815
ConocoPhillips	1,525	104,234
Hess Corp.	1,350	74,885
Massey Energy Co.	3,090	74,129
		449,788
Energy Services—2.2%
BJ Services Co.	2,295	64,031

Description	Shares	Value
The Williams Cos., Inc.	2,085	$59,339
		123,370
Financial Services—8.4%
A.G. Edwards, Inc.	1,180	81,632
Ameriprise Financial, Inc.	1,270	72,568
Citigroup, Inc.	1,365	70,079
JPMorgan Chase & Co.	1,494	72,280
Mellon Financial Corp.	2,385	102,889
The Bear Stearns Cos., Inc.	505	75,927
		475,375
Food & Beverages—3.1%
Coca-Cola Enterprises, Inc.	5,200	105,300
Smithfield Foods, Inc. (a)	2,290	68,586
		173,886
Forest & Paper Products—3.8%
Ball Corp.	1,290	59,146
Kimberly-Clark Corp.	1,230	84,243
Louisiana-Pacific Corp.	3,560	71,414
		214,803
Insurance—4.6%
Marsh & McLennan Cos., Inc.	3,520	103,101
PartnerRe, Ltd.	1,293	88,622
The Allstate Corp.	1,090	65,465
		257,188
Leisure & Entertainment—4.3%
Gannett Co., Inc.	1,100	61,919
News Corp., Class A	3,835	88,665
Time Warner, Inc.	4,690	92,487
		243,071
Manufacturing—7.1%
Honeywell International, Inc.	1,565	72,084
Ingersoll-Rand Co., Ltd., Class A	1,870	81,102
Pitney Bowes, Inc.	1,780	80,794
Textron, Inc.	850	76,330
United Technologies Corp.	1,350	87,750
		398,060
Medical Products—3.2%
Hospira, Inc. (a)	1,990	81,391
Johnson & Johnson	1,665	100,333
		181,724
Printing & Publishing—1.2%
R.H. Donnelley Corp. (a)	982	69,614
Real Estate—1.0%
CBL & Associates Properties, Inc.	1,260	56,498
Retail—3.7%
CVS/Caremark Corp.	2,720	92,861
Liz Claiborne, Inc.	2,665	114,195
		207,056

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard Retirement Equity Portfolio (concluded)
Semiconductors & Components—
1.7%
Flextronics International, Ltd. (a)	3,460	$37,852
Intel Corp.	2,900	55,477
		93,329
Technology—2.2%
International Business Machines
Corp.	1,290	121,595
Technology Hardware—6.0%
Avaya, Inc. (a)	3,530	41,689
Cisco Systems, Inc. (a)	3,260	83,228
Dell, Inc. (a)	2,190	50,830
EMC Corp. (a)	5,150	71,328
Motorola, Inc.	2,130	37,637
Sun Microsystems, Inc. (a)	9,000	54,090
		338,802
Telecommunications—5.7%
ALLTEL Corp.	1,595	98,890
Sprint Nextel Corp.	7,089	134,407
Verizon Communications, Inc.	2,300	87,216
		320,513
Total Common Stocks
(Identified cost $5,306,893)		5,606,338

Total Investments—99.6%
(Identified cost $5,306,893) (b)		$5,606,338

Cash and Other Assets in Excess
of Liabilities—0.4%		24,971

Net Assets—100.0%		$5,631,309

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard Retirement Small Cap Portfolio

Common Stocks—100.2%

Banking—9.3%
Bank of the Ozarks, Inc.	41,800	$1,200,496
BankUnited Financial Corp.,
Class A	33,200	704,172
First Community Bancorp	24,000	1,356,960
Franklin Bank Corp. (a)	43,200	771,984
Prosperity Bancshares, Inc.	37,800	1,313,172
United Bankshares, Inc.	22,550	789,927
Wintrust Financial Corp.	26,500	1,182,165
		7,318,876

Building & Construction—2.9%
Beacon Roofing Supply, Inc. (a)	24,800	401,264
Builders FirstSource, Inc. (a)	21,400	343,898
Perini Corp. (a)	16,200	597,132
Watsco, Inc.	18,000	919,260
		2,261,554

Chemicals—0.8%
Headwaters, Inc. (a)	27,100	592,135

Commercial Services—7.9%
G & K Services, Inc.	21,600	783,648
Labor Ready, Inc. (a)	22,600	429,174
Navigant Consulting, Inc. (a)	50,700	1,001,832
Rollins, Inc.	42,700	982,527
United Rentals, Inc. (a)	19,700	541,750
Universal Technical Institute, Inc.
(a)	14,700	339,276
Waste Connections, Inc. (a)	31,800	952,092
Wright Express Corp. (a)	39,300	1,191,969
		6,222,268

Computer Software—2.9%
Agile Software Corp. (a)	100,400	697,780
Secure Computing Corp. (a)	105,000	808,500
United Online, Inc.	55,700	781,471
		2,287,751

Consumer Products—6.0%
Central Garden & Pet Co. (a)	23,800	351,526
Central Garden & Pet Co., Class
A (a)	47,600	699,720
Ethan Allen Interiors, Inc.	22,400	791,616
Fossil, Inc. (a)	15,700	415,579
Matthews International Corp.,
Class A	20,800	846,560
Polaris Industries, Inc.	18,200	873,236
Sealy Corp.	39,300	686,964
		4,665,201

Energy Exploration &
Production—1.0%
The Exploration Co. of Delaware
(a)	70,347	763,265

Description	Shares	Value

Energy Integrated—0.9%
Foundation Coal Holdings, Inc.	20,900	$717,706

Energy Services—2.4%
Complete Production Services,
Inc.	32,200	641,102
Hercules Offshore, Inc. (a)	29,900	785,174
W-H Energy Services, Inc. (a)	10,500	490,770
		1,917,046

Financial Services—4.2%
HFF, Inc., Class A	72,200	1,083,000
Nelnet, Inc., Class A	18,100	433,857
Thomas Weisel Partners Group,
Inc. (a)	31,700	602,934
Waddell & Reed Financial, Inc.	50,700	1,182,324
		3,302,115

Gas Utilities—1.2%
South Jersey Industries, Inc.	25,100	955,055

Health Services—2.6%
Centene Corp. (a)	28,600	600,314
Five Star Quality Care, Inc. (a)	77,500	796,700
LifePoint Hospitals, Inc. (a)	16,100	615,342
		2,012,356

Insurance—3.5%
Arch Capital Group, Ltd. (a)	9,200	627,532
Aspen Insurance Holdings, Ltd.	30,500	799,405
Max Re Capital, Ltd.	50,900	1,296,932
		2,723,869

Leisure & Entertainment—3.5%
Bally Technologies, Inc. (a)	42,900	1,011,582
CBRL Group, Inc.	8,500	393,550
RARE Hospitality International,
Inc. (a)	21,200	637,908
Red Robin Gourmet Burgers, Inc.
(a)	17,000	659,940
		2,702,980

Manufacturing—7.1%
Altra Holdings, Inc.	57,300	785,583
Applied Signal Technology, Inc.	50,800	910,844
Columbus McKinnon Corp. (a)	10,900	244,051
Esterline Technologies Corp. (a)	13,500	554,445
Insteel Industries, Inc.	47,200	792,488
Kennametal, Inc.	8,200	554,402
Knoll, Inc.	28,900	688,687
RBC Bearings, Inc. (a)	14,700	491,421
Regal-Beloit Corp.	12,400	575,112
		5,597,033

Medical Products—4.0%
American Medical Systems
Holdings, Inc. (a)	49,200	1,041,564
ICU Medical, Inc. (a)	1,600	62,720

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard Retirement Small Cap Portfolio (concluded)

Pharmanet Development Group,
Inc. (a)	27,100	$704,600
Symmetry Medical, Inc. (a)	50,200	819,766
Wright Medical Group, Inc. (a)	23,400	521,586
		3,150,236

Metals & Mining—2.3%
Quanex Corp.	27,700	1,173,095
Schnitzer Steel Industries, Inc.,
Class A	15,100	606,567
		1,779,662

Real Estate—6.1%
Ashford Hospitality Trust	87,100	1,039,974
Cousins Properties, Inc.	23,000	755,780
DCT Industrial Trust, Inc.	105,500	1,248,065
Healthcare Realty Trust, Inc.	21,300	794,490
MFA Mortgage Investments, Inc.	117,600	905,520
		4,743,829

Retail—5.6%
Carter's, Inc. (a)	37,400	947,716
Guitar Center, Inc. (a)	23,379	1,054,860
Pacific Sunwear of California,
Inc. (a)	55,500	1,156,065
Stein Mart, Inc.	40,200	656,064
The Finish Line, Inc.	43,000	541,800
		4,356,505

Semiconductors & Components—
11.7%
Actel Corp. (a)	55,100	910,252
Benchmark Electronics, Inc. (a)	42,850	885,281
Coherent, Inc. (a)	38,400	1,218,816
CPI International, Inc.	44,900	862,978
FARO Technologies, Inc. (a)	31,000	894,970
Integrated Device Technology,
Inc. (a)	65,800	1,014,636
Microsemi Corp. (a)	41,900	871,939
Plexus Corp. (a)	49,400	847,210
Semtech Corp. (a)	66,400	895,072
TTM Technologies, Inc. (a)	82,400	786,096
		9,187,250

Services—1.2%
Perot Systems Corp., Class A (a)	51,500	920,305

Technology—1.6%
BearingPoint, Inc. (a)	84,100	644,206
SRA International, Inc., Class A
(a)	24,100	587,076
		1,231,282

Technology Hardware—8.0%
Avid Technology, Inc. (a)	22,900	798,752
Avocent Corp. (a)	32,400	873,828
FEI Co. (a)	10,200	367,812
Houston Wire & Cable Co.	37,400	1,047,948
Komag, Inc. (a)	23,400	765,882
LTX Corp. (a)	71,600	438,192

Description	Shares	Value
Powerwave Technologies, Inc. (a)	104,900	$596,881
Rogers Corp. (a)	16,000	709,600
SafeNet, Inc. (a)	24,800	701,840
		6,300,735
Telecommunications—1.5%
Alaska Communications Systems
Group, Inc.	40,200	592,950
NTELOS Holdings Corp.	28,700	551,614
		1,144,564
Transportation—2.0%
AirTran Holdings, Inc. (a)	91,500	939,705
American Commercial Lines, Inc.
(a)	20,400	641,580
		1,581,285
Total Common Stocks
(Identified cost $74,512,665)		78,434,863
	Principal
	Amount
	(000)
Repurchase Agreement—0.3%
State Street Bank and Trust Co.,
4.60%, 04/02/07
(Dated 03/30/07, collateralized by
$230,000 United States Treasury
Note, 4.125%, 05/15/15, with a
value of $225,975)
Proceeds of $217,083
(Identified cost $217,000)	$ 217	217,000

Total Investments—100.5%
(Identified cost $74,729,665) (b)		$78,651,863

Liabilities in Excess of Cash and
Other Assets—(0.5)%		(371,024)

Net Assets—100.0%		$78,280,839

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard Retirement International Equity Portfolio

Common Stocks—96.8%

Belgium—1.9%
InBev NV	81,200	$5,842,232

Brazil—0.6%
Petroleo Brasileiro SA ADR	17,200	1,711,572

Finland—3.2%
Fortum Oyj	162,400	4,719,183
Nokia Oyj	221,700	5,084,849
Total Finland		9,804,032

France—12.3%
Axa	69,423	2,933,171
BNP Paribas	55,400	5,766,178
France Telecom SA	173,100	4,555,445
Gaz de France	97,700	4,518,054
Lafarge SA	20,169	3,159,738
Sanofi-Aventis	92,580	8,022,787
Total SA	130,972	9,144,312
Total France		38,099,685

Germany—10.2%
Adidas AG	54,500	2,969,377
Allianz AG	13,800	2,823,633
Continental AG	35,100	4,520,954
DaimlerChrysler AG	119,300	9,750,702
Deutsche Post AG	139,500	4,207,859
E.ON AG	32,300	4,376,148
KarstadtQuelle AG (a)	76,496	2,810,444
Total Germany		31,459,117

Greece—1.5%
National Bank of Greece SA	85,900	4,539,528

Ireland—2.1%
Bank of Ireland	134,058	2,881,989
CRH PLC	84,947	3,618,471
Total Ireland		6,500,460

Italy—4.7%
Banco Popolare di Verona e
Novara Scrl	110,377	3,416,085
Eni SpA	149,875	4,859,970
UniCredito Italiano SpA	649,372	6,158,933
Total Italy		14,434,988

Japan—14.2%
Daito Trust Construction Co., Ltd.	74,500	3,501,800
East Japan Railway Co.	358	2,783,349
Hoya Corp.	72,200	2,390,870
Keyence Corp.	18,100	4,076,045
Nidec Corp.	52,900	3,404,954
Nomura Holdings, Inc.	112,700	2,343,244
Sega Sammy Holdings, Inc.	112,700	2,624,815
Sumitomo Mitsui Financial Group,
Inc.	618	5,600,339
Takeda Pharmaceutical Co., Ltd.	42,700	2,795,435

Description	Shares	Value
The Sumitomo Trust and Banking
Co., Ltd.	470,000	$4,892,060
THK Co., Ltd.	81,400	1,913,064
Tokyo Gas Co., Ltd.	760,000	4,228,838
Yamada Denki Co., Ltd.	36,200	3,366,301
Total Japan		43,921,114

Netherlands—1.8%
TNT NV	120,800	5,520,365

New Zealand—1.0%
Telecom Corp. of New Zealand,
Ltd.	946,700	3,201,693

Singapore—1.9%
Singapore Telecommunications,
Ltd.	2,718,000	5,871,338

South Korea—1.4%
Hyundai Motor Co., Ltd. GDR	64,200	1,203,108
Kookmin Bank Sponsored ADR	35,400	3,191,310
Total South Korea		4,394,418

Spain—2.0%
Banco Bilbao Vizcaya Argentaria
SA	252,804	6,185,240

Sweden—1.5%
Telefonaktiebolaget LM Ericsson,
B Shares	1,222,000	4,476,190

Switzerland—9.2%
Credit Suisse Group	99,874	7,133,857
Nestle SA	22,244	8,623,012
Novartis AG	175,500	10,019,946
Zurich Financial Services AG	9,300	2,671,998
Total Switzerland		28,448,813

Turkey—0.9%
Turkcell Iletisim Hizmetleri AS
ADR	216,036	2,862,477

United Kingdom—26.4%
BAE Systems PLC	701,900	6,332,688
BP PLC	627,518	6,793,918
British American Tobacco PLC	147,500	4,596,962
Diageo PLC	296,675	5,990,490
Friends Provident PLC	678,500	2,561,743
GlaxoSmithKline PLC	249,600	6,839,054
Imperial Tobacco Group PLC	145,980	6,513,730
ITV PLC	971,300	2,076,514
Kingfisher PLC	615,800	3,360,701
Lloyds TSB Group PLC	390,800	4,292,374
Marks & Spencer Group PLC	227,019	3,012,209
National Grid PLC	195,723	3,061,453
Northern Rock PLC	191,000	4,289,374
Old Mutual PLC	1,270,757	4,090,026
Reckitt Benckiser PLC	100,000	5,189,731
Tesco PLC	529,400	4,612,819

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard Retirement International Equity Portfolio (concluded)

Vodafone Group PLC	2,957,466	$7,859,847
Total United Kingdom		81,473,633

Total Common Stocks
(Identified cost $251,110,046)		298,746,895
	Principal
	Amount
	(000)
Repurchase Agreement—3.0%
State Street Bank and Trust Co.,
4.60%, 04/02/07
(Dated 03/30/07, collateralized by
$9,665,000 United States
Treasury Note, 4.125%, 05/15/15,
with a value of $9,495,863)
Proceeds of $9,311,568
(Identified cost $9,308,000)	$ 9,308	9,308,000

Total Investments—99.8%
(Identified cost $260,418,046) (b)		$308,054,895

Cash and Other Assets in Excess
of Liabilities—0.2%		535,035

Net Assets—100.0%		$308,589,930

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard Retirement Emerging Markets Portfolio

Common Stocks—84.3%

Argentina—0.6%
Banco Macro SA ADR	35,380	$1,200,797

Bahrain—0.6%
Investcorp Bank BSC GDR (a)	11,404	296,504
Investcorp Bank BSC GDR (a),
(c)	35,584	925,184
Total Bahrain		1,221,688

Brazil—7.0%
Brasil Telecom Participacoes SA
ADR	64,400	2,903,796
Companhia de Concessoes
Rodoviarias	76,800	1,031,132
CPFL Energia SA	89,100	1,265,081
Petroleo Brasileiro SA ADR	47,600	4,736,676
Souza Cruz SA	115,311	2,338,908
Ultrapar Participacoes SA
Sponsored ADR	53,900	1,584,660
Total Brazil		13,860,253

China—1.2%
CNOOC, Ltd. ADR	26,900	2,357,247

Egypt—4.6%
Eastern Tobacco	33,605	2,359,739
Orascom Construction Industries	76,902	3,861,132
Orascom Telecom Holding SAE	43,000	2,981,786
Total Egypt		9,202,657

Hong Kong—0.8%
China Netcom Group Corp. (Hong
Kong), Ltd.	631,000	1,651,336

Hungary—2.4%
MOL Hungarian Oil and Gas Nyrt.	27,226	3,135,669
Richter Gedeon Nyrt.	8,385	1,511,752
Total Hungary		4,647,421

India—7.7%
Grasim Industries, Ltd.	9,300	448,685
Hero Honda Motors, Ltd.	88,921	1,423,882
Hindustan Lever, Ltd.	236,232	1,114,174
Oil and Natural Gas Corp., Ltd.	181,164	3,667,878
Punjab National Bank, Ltd.	141,000	1,540,895
Satyam Computer Services, Ltd.	288,064	3,111,608
State Bank of India	170,563	3,881,765
Total India		15,188,887

Indonesia—4.6%
PT Astra International Tbk	1,652,500	2,390,466
PT Bank Mandiri Tbk	10,991,500	3,011,370
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	44,700	1,928,358
PT United Tractors Tbk	2,292,900	1,859,447
Total Indonesia		9,189,641

Description	Shares	Value

Israel—3.3%
Bank Hapoalim BM	769,436	$3,694,477
Israel Chemicals, Ltd.	419,633	2,869,898
Total Israel		6,564,375

Kazakhstan—0.1%
KazMunaiGas Exploration
Production GDR	7,900	166,137
KazMunaiGas Exploration
Production GDR (c)	2,200	46,266
Total Kazakhstan		212,403

Mexico—6.2%
Cemex SAB de CV Sponsored
ADR (a)	127,634	4,180,013
Desarrolladora Homex SA de CV
ADR (a)	35,390	2,050,851
Fomento Economico Mexicano
SAB de CV Sponsored ADR	12,800	1,412,992
Grupo Televisa SA Sponsored
ADR	90,500	2,696,900
Kimberly-Clark de Mexico SAB de
CV, Series A	447,500	2,031,967
Total Mexico		12,372,723

Peru—0.3%
Credicorp, Ltd.	11,200	545,776

Philippines—1.5%
Philippine Long Distance
Telephone Co. Sponsored ADR	55,700	2,940,960

Russia—3.2%
Evraz Group SA GDR	61,900	2,073,650
Mobile TeleSystems Sponsored
ADR	75,900	4,247,364
Total Russia		6,321,014

South Africa—9.6%
Aquarius Platinum, Ltd.	108,562	3,483,503
Imperial Holdings, Ltd.	178,274	3,724,028
Kumba Iron Ore, Ltd.	160,934	3,306,331
Murray & Roberts Holdings, Ltd.	237,324	1,831,182
Naspers, Ltd., N Shares	61,700	1,493,051
Sanlam, Ltd.	271,730	749,341
Steinhoff International Holdings,
Ltd. (a)	824,853	2,655,680
Truworths International, Ltd.	378,956	1,854,938
Total South Africa		19,098,054

South Korea—14.5%
Hite Brewery Co., Ltd.	8,700	1,040,559
Hyundai Motor Co., Ltd.	42,191	2,964,943
Kangwon Land, Inc.	136,240	2,556,492
Kookmin Bank	71,492	6,414,974
KT Corp. Sponsored ADR	52,490	1,175,251
Lotte Shopping Co., Ltd. GDR (c)	136,400	2,377,452

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard Retirement Emerging Markets Portfolio (concluded)

Samsung Electronics Co., Ltd.
GDR (c)	21,226	$6,458,011
Shinhan Financial Group Co., Ltd.	101,160	5,807,612
Total South Korea		28,795,294

Sweden—2.0%
Oriflame Cosmetics SA SDR	103,200	3,956,728

Taiwan—8.3%
Advantech Co., Ltd.	508,388	1,628,464
Chinatrust Financial Holding Co.,
Ltd.	4,500,493	3,515,585
Fubon Financial Holding Co., Ltd.	3,098,000	2,789,810
Hon Hai Precision Industry Co.,
Ltd.	538,506	3,612,605
Novatek Microelectronics Corp.,
Ltd.	470,000	2,031,005
Taiwan Semiconductor
Manufacturing Co., Ltd.	1,382,848	2,837,404
Total Taiwan		16,414,873

Thailand—1.8%
Kasikornbank PCL	1,580,800	3,025,239
Thai Union Frozen Products PCL	714,800	457,341
Total Thailand		3,482,580

Turkey—4.0%
Enka Insaat ve Sanayi AS	73,262	997,947
Turkcell Iletisim Hizmetleri AS	677,201	3,465,317
Turkcell Iletisim Hizmetleri AS
ADR	152,078	2,015,034
Turkiye Is Bankasi, C Shares	304,800	1,471,827
Total Turkey		7,950,125

Total Common Stocks
(Identified cost $139,411,060)		167,174,832

Preferred Stocks—10.7%

Brazil—10.1%
AES Tiete SA	57,569,689	1,828,949
Bradespar SA	53,361	1,596,135
Companhia Vale do Rio Doce, A
Shares	202,200	6,364,457
Iochpe Maxion SA	114,900	1,230,430
Klabin SA	958,100	2,669,194
Tam SA Sponsored ADR	79,100	2,100,896
Tele Norte Leste Participacoes
SA ADR	157,805	2,184,021
Telemar Norte Leste SA, Class A	100,742	2,082,789
Total Brazil		20,056,871

South Korea—0.6%
Hyundai Motor Co., Ltd.	29,450	1,105,236

Total Preferred Stocks
(Identified cost $18,139,632)		21,162,107

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—4.8%
State Street Bank and Trust Co.,
4.60%, 04/02/07
(Dated 03/30/07, collateralized by
$9,950,000 United States
Treasury Note, 4.125%, 05/15/15,
with a value of $9,775,875)
Proceeds of $9,584,673
(Identified cost $9,581,000)	$ 9,581	$9,581,000

Total Investments—99.8%
(Identified cost $167,131,692) (b)		$197,917,939

Cash and Other Assets in Excess
of Liabilities—0.2%		392,121

Net Assets—100.0%		$198,310,060

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation are as follows:

		Aggregate	Aggregate
		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Portfolio	Cost	Appreciation	Depreciation	Appreciation
Retirement Equity	$5,306,893	$375,011	$75,566	$299,445
Retirement Small Cap	74,729,665	6,824,425	2,902,227	3,922,198
Retirement International Equity	260,418,046	52,686,619	5,049,770	47,636,849
Retirement Emerging Markets	167,131,692	33,208,004	2,421,757	30,786,247

(c)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2007, these securities amounted to 4.9% of net assets and are considered to be liquid for Lazard Retirement Emerging Markets Portfolio.

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
SDR — Swedish Depositary Receipt

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

	Lazard	Lazard
	Retirement	Retirement
	International	Emerging
	Equity	Markets
	Portfolio	Portfolio
Industry
Agriculture	–%	1.4%
Alcohol & Tobacco	7.4	2.9
Automotive	5.0	4.0
Banking	17.5	14.3
Building & Construction	3.3	6.7
Consumer Products	2.5	3.9
Drugs	9.0	0.8
Electric	2.4	1.6
Energy Exploration & Production	–	3.0
Energy Integrated	8.8	4.9
Financial Services	3.5	5.3
Food & Beverages	2.8	0.9
Forest & Paper Products	–	2.4
Gas Utilities	2.8	–
Insurance	3.6	–
Leisure & Entertainment	0.7	2.6
Manufacturing	4.0	1.6
Metals & Mining	–	8.5
Multimedia	–	0.8
Retail	6.5	2.1
Semiconductors & Components	0.8	6.5
Technology	1.1	1.6
Technology Hardware	3.1	1.8
Telecommunications	7.9	13.9
Transportation	4.1	3.5
Subtotal	96.8	95.0
Repurchase Agreements	3.0	4.8
Total Investments	99.8%	99.8%

Lazard Retirement Series, Inc.
Portfolios of Investments (concluded)
March 31, 2007 (unaudited)

Valuation of Investments—Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.                Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.         Exhibits.

                Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 29, 2007

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 29, 2007